Consolidated Statement of Cash Flows (Parenthetical) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Statement Of Cash Flows [Line Items]
Restricted cash and cash equivalents	$ 5,892	$ 4,434
Money market paper in financial assets measured at fair value through other comprehensive income	0	180
Money market paper in financial assets at fair value held for trading	2,386	58
Money market paper in financial assets at fair value not held for trading	9,270	1,516
Money market paper in other financial assets measured at amortized cost	603	127
Disposal of subsidiaries, associates and intangible assets	$ 45	$ 911